Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Costs

The following table sets forth information about the Company’s operating lease costs for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$5,031	$4,724	$15,818	$12,547
Short-term lease cost	507	234	1,235	457
Total lease costs	$5,538	$4,958	$17,053	$13,004

The following table sets forth supplemental cash flow information about the leases for the nine months ended September 30, 2024 and 2023:

	Nine Months Ended September 30,
	2024	2023
ROU assets obtained in exchange for new operating lease liabilities	$7,326	$23,507

Supplemental balance sheet information related to the leases is as follows:

	September 30, 2024	December 31, 2023
Weighted-average remaining lease term – operating leases	9.27 years	8.52 years
Weighted-average discount rate – operating leases	6.71%	6.54%

The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost:	$18,278	$12,986
Short-term lease cost	768	310
Total lease costs	$19,046	$13,296

The following table sets forth supplemental information about the leases for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
ROU assets obtained in exchange for new operating lease liabilities	$48,807	$21,853
Weighted-average remaining lease term – operating leases	8.52 years	10.16 years
Weighted-average discount rate – operating leases	6.54%	5.86%

Schedule of Future Minimum Lease Payments

The Company’s future lease payments under operating leases as of September 30, 2024 are as follows:

Fiscal Year	Amount
Remainder of 2024	$4,896
2025	18,033
2026	16,015
2027	11,314
2028	5,431
Thereafter	41,356
Total undiscounted cash flows	97,045
Less: Imputed interest	(29,634)
Present value of lease liabilities	$67,411

The Company’s future lease payments under non-cancellable operating leases as of December 31, 2023 are as follows:

Fiscal Year	Amount
2024	$22,733
2025	20,547
2026	17,670
2027	12,299
2028	5,585
Thereafter	40,696
Total undiscounted cash flows	119,530
Less: Imputed interest	(33,523)
Present value of lease liabilities	$86,007